Schedule of Company and Subsidiaries (Details)	12 Months Ended
Sep. 30, 2025
Ponte Fides Company Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Place of Incorporation	British Virgin Islands
Date of incorporation	February 6, 2024
Ownership, percentage	100.00%
Principal Activities	Investment holding
QBS System [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Place of Incorporation	Hong Kong
Date of incorporation	April 14, 2011
Ownership, percentage	100.00%
Principal Activities	Provision of Internet of Things (“IoT”) solutions and services